Quarterly Holdings Report
for
Fidelity Advisor® Small Cap Fund
February 28, 2023
ASCF-NPRT1-0423
1.797929.119
Common Stocks - 100.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.9%
Entertainment - 0.2%
Vivid Seats, Inc. Class A (a)(b)	467,980	3,589
Interactive Media & Services - 1.6%
Cars.com, Inc. (a)	924,000	17,741
Ziff Davis, Inc. (a)	153,800	12,147
		29,888
Media - 0.5%
TechTarget, Inc. (a)	268,500	10,131
Wireless Telecommunication Services - 0.6%
Gogo, Inc. (a)	725,000	11,934
TOTAL COMMUNICATION SERVICES		55,542
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 3.3%
Adient PLC (a)	498,400	21,292
Fox Factory Holding Corp. (a)	135,100	15,874
Patrick Industries, Inc.	341,664	24,890
		62,056
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc. (a)	299,300	11,373
Churchill Downs, Inc.	91,800	22,563
Lindblad Expeditions Holdings (a)	508,900	4,366
		38,302
Household Durables - 2.4%
Skyline Champion Corp. (a)	365,063	24,974
Tempur Sealy International, Inc.	459,700	19,648
		44,622
Leisure Products - 0.4%
Clarus Corp. (b)	717,538	7,104
Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc.	150,405	8,896
Aritzia, Inc. (a)	147,300	4,484
Lithia Motors, Inc. Class A (sub. vtg.) (b)	28,300	7,222
Murphy U.S.A., Inc. (b)	68,400	17,448
Musti Group OYJ	709,093	13,313
		51,363
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	164,721	20,048
TOTAL CONSUMER DISCRETIONARY		223,495
CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 2.5%
BJ's Wholesale Club Holdings, Inc. (a)	179,930	12,919
Performance Food Group Co. (a)	389,700	22,053
Sprouts Farmers Market LLC (a)	387,700	11,743
		46,715
Food Products - 1.0%
Nomad Foods Ltd. (a)	1,053,200	18,873
TOTAL CONSUMER STAPLES		65,588
ENERGY - 4.5%
Energy Equipment & Services - 0.8%
TechnipFMC PLC (a)	991,000	15,152
Oil, Gas & Consumable Fuels - 3.7%
Antero Resources Corp. (a)	693,400	18,167
Denbury, Inc. (a)	291,700	24,319
Enviva, Inc. (b)	144,800	6,307
Hess Midstream LP (b)	317,548	8,707
Magnolia Oil & Gas Corp. Class A	536,600	11,725
		69,225
TOTAL ENERGY		84,377
FINANCIALS - 16.4%
Banks - 7.5%
ConnectOne Bancorp, Inc.	815,500	19,776
First Interstate Bancsystem, Inc. (b)	588,800	20,926
Independent Bank Group, Inc.	306,500	18,041
Metropolitan Bank Holding Corp. (a)	229,800	12,825
PacWest Bancorp	534,700	14,838
Pinnacle Financial Partners, Inc.	249,800	18,508
ServisFirst Bancshares, Inc. (b)	256,400	18,961
Trico Bancshares	343,300	17,340
		141,215
Capital Markets - 3.1%
Houlihan Lokey	141,400	13,532
Lazard Ltd. Class A	166,373	6,216
LPL Financial	69,100	17,245
Morningstar, Inc.	39,709	8,233
Patria Investments Ltd.	786,100	12,468
		57,694
Consumer Finance - 0.8%
PROG Holdings, Inc. (a)	599,114	14,810
Insurance - 3.3%
Old Republic International Corp.	690,200	18,201
Primerica, Inc.	124,800	23,954
Selective Insurance Group, Inc.	208,300	21,149
		63,304
Thrifts & Mortgage Finance - 1.7%
Essent Group Ltd.	487,123	20,922
Walker & Dunlop, Inc.	126,100	11,000
		31,922
TOTAL FINANCIALS		308,945
HEALTH CARE - 13.5%
Biotechnology - 3.7%
Avid Bioservices, Inc. (a)(b)	279,011	4,593
Blueprint Medicines Corp. (a)	113,200	4,796
Celldex Therapeutics, Inc. (a)	69,400	2,970
Cerevel Therapeutics Holdings (a)	195,600	5,221
Cytokinetics, Inc. (a)	204,000	8,845
Day One Biopharmaceuticals, Inc. (a)	130,800	2,409
Exelixis, Inc. (a)	246,300	4,207
Instil Bio, Inc. (a)	76,600	60
Janux Therapeutics, Inc. (a)	171,000	2,844
Keros Therapeutics, Inc. (a)	58,000	3,087
Legend Biotech Corp. ADR (a)	77,800	3,593
PepGen, Inc.	132,100	2,017
Prelude Therapeutics, Inc. (a)(b)	254,637	1,441
PTC Therapeutics, Inc. (a)	146,000	6,376
Relay Therapeutics, Inc. (a)(b)	178,800	2,888
Vaxcyte, Inc. (a)	138,400	5,670
Xenon Pharmaceuticals, Inc. (a)	206,600	8,152
Zentalis Pharmaceuticals, Inc. (a)	48,346	915
		70,084
Health Care Equipment & Supplies - 3.7%
Envista Holdings Corp. (a)	469,500	18,151
Heska Corp. (a)(b)	48,300	3,933
Inspire Medical Systems, Inc. (a)	41,900	10,891
Merit Medical Systems, Inc. (a)	175,400	12,380
Neogen Corp. (a)	390,100	6,901
Tandem Diabetes Care, Inc. (a)	173,200	6,211
TransMedics Group, Inc. (a)	130,200	10,425
		68,892
Health Care Providers & Services - 4.2%
Acadia Healthcare Co., Inc. (a)	241,100	17,482
Chemed Corp.	47,200	24,619
Option Care Health, Inc. (a)	426,237	13,073
Owens & Minor, Inc. (a)	164,817	2,527
The Ensign Group, Inc.	236,400	21,153
		78,854
Life Sciences Tools & Services - 0.5%
BioLife Solutions, Inc. (a)(b)	240,100	5,585
Olink Holding AB ADR (a)	185,102	4,339
		9,924
Pharmaceuticals - 1.4%
Arvinas Holding Co. LLC (a)	139,200	4,266
DICE Therapeutics, Inc. (a)	139,800	4,172
Edgewise Therapeutics, Inc. (a)	277,000	2,654
Intra-Cellular Therapies, Inc. (a)	131,500	6,447
Ventyx Biosciences, Inc. (a)	112,900	4,883
Verona Pharma PLC ADR (a)	173,600	3,722
		26,144
TOTAL HEALTH CARE		253,898
INDUSTRIALS - 19.1%
Aerospace & Defense - 0.8%
V2X, Inc. (a)	304,997	14,143
Building Products - 2.0%
CSW Industrials, Inc.	89,234	12,632
Masonite International Corp. (a)	277,600	24,651
		37,283
Commercial Services & Supplies - 0.6%
Tetra Tech, Inc.	83,000	11,362
Construction & Engineering - 1.7%
EMCOR Group, Inc.	137,500	22,993
Granite Construction, Inc.	221,600	9,573
		32,566
Electrical Equipment - 1.7%
Array Technologies, Inc. (a)	719,132	13,477
Atkore, Inc. (a)	132,400	19,333
		32,810
Machinery - 2.2%
ITT, Inc.	177,200	16,106
Luxfer Holdings PLC sponsored	660,300	10,941
Oshkosh Corp.	54,260	4,839
Terex Corp.	167,500	9,918
		41,804
Professional Services - 5.0%
ASGN, Inc. (a)	190,300	16,899
FTI Consulting, Inc. (a)(b)	84,800	15,579
KBR, Inc.	446,200	24,590
NV5 Global, Inc. (a)	168,080	17,685
TriNet Group, Inc. (a)(b)	240,300	19,914
		94,667
Road & Rail - 0.9%
TFI International, Inc.	137,100	16,732
Trading Companies & Distributors - 4.2%
Applied Industrial Technologies, Inc.	127,000	18,143
Beacon Roofing Supply, Inc. (a)	191,200	12,428
Custom Truck One Source, Inc. Class A (a)(b)	948,974	6,871
GMS, Inc. (a)	340,318	20,661
Rush Enterprises, Inc. Class A	360,894	20,455
		78,558
TOTAL INDUSTRIALS		359,925
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 1.3%
Extreme Networks, Inc. (a)	1,233,200	23,086
Electronic Equipment & Components - 5.3%
Advanced Energy Industries, Inc.	183,000	17,034
Fabrinet (a)	117,200	14,283
Insight Enterprises, Inc. (a)	235,172	31,487
Napco Security Technologies, Inc. (a)	523,105	16,530
TD SYNNEX Corp.	210,841	20,350
		99,684
IT Services - 2.3%
Concentrix Corp.	176,041	24,089
Endava PLC ADR (a)	147,308	11,717
Perficient, Inc. (a)	108,300	7,668
		43,474
Semiconductors & Semiconductor Equipment - 3.4%
AEHR Test Systems (a)	346,300	11,549
Allegro MicroSystems LLC (a)	174,700	7,631
Axcelis Technologies, Inc. (a)	62,400	8,021
Ichor Holdings Ltd. (a)	197,852	6,519
MACOM Technology Solutions Holdings, Inc. (a)	248,900	17,060
Synaptics, Inc. (a)	111,545	13,119
		63,899
Software - 2.6%
Five9, Inc. (a)	103,600	6,838
Intapp, Inc. (a)	575,339	22,772
Rapid7, Inc. (a)	147,100	6,958
Tenable Holdings, Inc. (a)	288,000	12,738
		49,306
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	402,500	11,697
TOTAL INFORMATION TECHNOLOGY		291,146
MATERIALS - 7.3%
Chemicals - 3.1%
Element Solutions, Inc.	937,100	19,248
Tronox Holdings PLC	657,000	10,249
Valvoline, Inc.	783,800	27,590
		57,087
Construction Materials - 1.3%
Eagle Materials, Inc.	176,400	24,752
Metals & Mining - 2.9%
Commercial Metals Co.	550,700	28,499
Constellium NV (a)	1,668,600	26,681
		55,180
TOTAL MATERIALS		137,019
REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Essential Properties Realty Trust, Inc. (b)	947,101	24,397
Lamar Advertising Co. Class A	254,800	26,642
Urban Edge Properties	848,600	13,068
		64,107
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	1,202,300	15,558
TOTAL REAL ESTATE		79,665
UTILITIES - 1.4%
Gas Utilities - 0.9%
Brookfield Infrastructure Corp. A Shares	398,767	17,231
Multi-Utilities - 0.5%
Telecom Plus PLC	457,043	9,676
TOTAL UTILITIES		26,907
TOTAL COMMON STOCKS (Cost $1,508,778)		1,886,507

Money Market Funds - 5.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (c)	5,188,015	5,189
Fidelity Securities Lending Cash Central Fund 4.63% (c)(d)	96,422,778	96,432
TOTAL MONEY MARKET FUNDS (Cost $101,621)		101,621

TOTAL INVESTMENT IN SECURITIES - 105.6% (Cost $1,610,399)	1,988,128
NET OTHER ASSETS (LIABILITIES) - (5.6)%	(104,846)
NET ASSETS - 100.0%	1,883,282

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	14,942	85,393	95,146	65	-	-	5,189	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	50,384	148,137	102,089	88	-	-	96,432	0.3%
Total	65,326	233,530	197,235	153	-	-	101,621

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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